787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 31, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Dynamic Multi-Strategy VIT Portfolio, a series of Legg Mason Partners Variable Equity Trust

Post-Effective Amendment No. 44 to Registration Statement on Form N-1A

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 44 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 44 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “New Fund”). The New Fund is a “fund of funds” that is managed as an asset allocation program. The New Fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The New Fund will seek to reduce volatility as a secondary objective. The New Fund seeks to achieve its objectives by investing in a broad range of asset classes and investment styles, combined with multiple layers of risk management strategies. The New Fund will invest in open-end funds that are managed by affiliates of Legg Mason, Inc. (“Legg Mason”) and in index-based exchange traded funds that are managed by unaffiliated investment advisers, long term fixed-income instruments, equity securities and derivatives, to the extent permitted under the 1940 Act or exemptive relief1 therefrom, all in accordance with the requirements of Section 12(d)(1) of the 1940 Act and the rules thereunder.

Since the New Fund will offer its Class I and II shares to shareholders in the same manner as the other series of the Trust, the disclosures in the sections of the New Fund’s Prospectuses titled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker/dealers and other financial intermediaries,” “Share transactions,” “Dividends, distributions and taxes,” and “Share price” and the sections of the New Fund’s Statement of Additional Information entitled “Purchase of Shares,” “Redemption of Shares,” “Availability of the Fund,” “Valuation of Shares,” “Portfolio Transactions,” “Disclosure of Portfolio Holdings,” “The Trust,” and “Taxes” are identical or nearly identical to those

[1]

The Trust, along with other funds of funds for which its manager serves as investment manager, its manager and distributor, has filed an exemptive application seeking an order to permit the Legg Mason funds of funds, including the New Fund, to invest in instruments other than underlying funds and securities (File No. 812-13892).

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

August 31, 2011

sections in the Prospectuses and Statements of Additional Information of other series of the Trust that have been reviewed by the Staff. In addition, much of the risk disclosure in the New Fund’s Prospectuses in the sections “Certain risks” and “More on the fund’s investment strategies, investments and risks—More on risks of investing in the fund” and in the New Fund’s Statement of Additional Information in the “Investment Practices and Risk Factors” section is similar to the risk disclosure provided for other series of the Trust, particularly the Legg Mason Variable Lifestyle Allocation portfolios, and has been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Thomas C. Mandia, Legg Mason & Co., LLC

Harris C. Goldblat, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP